ING LOGO AMERICAS US Legal Services

Maria Stewart
(860) 723-2234
Fax: (860) 723-2215

December 9, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: IRA & SEP - Individual Deferred Variable Annuity Contracts for Individual Retirement Annuities (Section 408(b)) and Simplified Employee Pension Plans (Section 408(k))
File Nos.: 33-75992 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act") this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 ("Amendment No. 29") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 29 which was declared effective on December 8, 2003. The text of Amendment No. 29 was filed electronically on December 8, 2003.

If you have any questions regarding this submission, please contact the undersigned at (860) 723-2234.

Sincerely,

/s/ Maria Stewart
Maria Stewart

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation